Retirement Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Plan name	401(k) plan
Matching contribution to 401(k) plan	$ 1,226,000	$ 1,074,000	$ 892,000
Employer matching contribution description	The Company’s matching contribution is 100% of an employee’s first three percent contributed and 50% of the next two percent contributed.
Pension plan eligibility age of employees	20 years 6 months
Pension plan eligibility service period of employees	6 months
Pension plan eligibility service hours of employees	1000 hours
Additional benefits under pension plan	$ 0
Interest expense	10,138,000	12,954,000	7,570,000
Unrecognized actuarial loss in accumulated other comprehensive income (loss), net of tax	6,828,000	6,009,000
Unrecognized actuarial loss in accumulated other comprehensive income (loss), tax	1,815,000	1,597,000
Accumulated benefit obligation for defined benefit pension plan	16,656,000	15,570,000
Estimated net loss that will be amortized over the next fiscal year	289,000
Incurred settlement cost	$ 0	$ 0	$ 1,188,000
Rate of compensation increase used to determine the benefit obligation	0.00%	0.00%	0.00%
Long-term rate of return on plan assets	4.44%	4.96%	7.00%
Expected future employer contributions	$ 0
Employer contribution	0	$ 0
Funded status at end of year	(1,399,000)	(387,000)
Shortfall Agreements [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension shortfall expense	130,000	161,000	$ 180,000
Interest expense	$ 9,000	20,000	24,000
Number of individuals under plan | Employee	10
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum retirement year for participants	10 years
Liability recorded for supplemental retirement plan	$ 3,097,000	2,836,000
Expenses recorded for supplemental retirement plan	429,000	394,000	351,000
Total distribution to participant	$ 168,000	$ 128,000	$ 87,000